Marketable debt securities	12 Months Ended
Dec. 31, 2018
Marketable debt securities [Abstract]
Marketable debt securities

18.        Marketable debt securities

The breakdown, by classification and type, of the balance of “Marketable debt securities” is as follows:

Thousand of reais	2018	2017	2016

Classification:
Financial liabilities at amortized cost	74,626,232	70,247,012	99,842,955
Total	74,626,232	70,247,012	99,842,955

Type:
Real estate credit notes - LCI (1)	27,159,982	27,713,873	23,983,429
Eurobonds	4,516,647	1,992,828	7,721,646
Treasury Bills (2)	30,721,206	31,686,259	61,157,037
Agribusiness credit notes - LCA	11,925,018	8,854,052	6,980,843
Guaranteed Real Estate Credit Notes (3)	303,379	-	-
Total	74,626,232	70,247,012	99,842,955

Indexers:	Domestic	Abroad

Treasury Bills	97% to 106% of CDI	-
	100% of IGPM	-
	100% of IPCA	-
	Pre fixed: 6.04% to 17.46%	-
	105,5% of SELIC	-
Real estate credit notes - LCI	73% to 9.,5% of CDI	-
	Pre fixed: 7,3% of 14%	-
	100% of IPCA	-
	100% of TR	-
Agribusiness credit notes - LCA	84% to 96% of CDI	-
Guaranteed Real Estate Credit Notes - LIG	95% to 98% of CDI
Eurobonds	-	0.9% to 9%

(1) Real Estate Credit Notes are fixed income securities pegged  by mortgages and mortgage-backed securities or liens on property. On December 31, 2018, have maturities between 2019 and 2026 (2017 - there are maturities between 2018 to 2026 and 2016 -  there are maturities between 2017 to 2026).

(2) The main features of the Treasury Bills are the minimum period of two years, minimum notional of R$300 and permission for early redemption of only 5% of the issued amount. On December 31, 2018, have a maturity between 2019 to 2025 (2017 - have a maturity between 2018 to 2025 and 2016 - there are maturities between 2017 to 2025).

(3) Guaranteed Real Estate Letters are real estate investment securities guaranteed by the issuer and by a pool of real estate credits separated from the other assets of the issuer. As of December 31, 2018 maturity until 2021.

The breakdown, by currency, of the balance of this account is as follows:

Thousand of reais
Currency:	2018	2017	2016

Real	70,109,585	68,335,103	92,132,195
US dollar	4,516,647	1,911,909	7,645,542
Euro	-	-	65,218
Total	74,626,232	70,247,012	99,842,955

	Average interest (%)
Currency:	2018	2017	2016

Real	5.5%	5.5%	11.7%
US dollar	5.9%	6.8%	3.7%
Total	5.6%	5.7%	11.3%

The changes in the balance of Marketable debt instruments were as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of the year	70,247,012	99,842,955	94,658,300
Issuances	73,765,081	59,663,420	50,313,469
Payments	(78,903,009)	(97,009,957)	(56,164,769)
Interest (Note 33)	4,606,949	7,901,199	12,212,922
Exchange differences and Others	4,910,199	(150,605)	(1,305,204)
Additions arising from acquisitions of companies	-	-	128,237
Balance at end of the year	74,626,232	70,247,012	99,842,955

On December 31, 2018, 2017 and 2016, none of these instruments was convertible into Bank shares or granted privileges or rights which, in certain circumstances, make them convertible into shares.

The note 44-d contains a detail of the residual maturity periods of financial liabilities at amortized cost in each year.

The breakdown of "Bonds and other securities" is as follows:

				Interest rate (p.y)
	Issuance	Maturity	Currency		2018	2017	2016

Eurobonds	2007	2017	BRL	FIDC	-	-	1,930
Eurobonds	2016	2017	USD	0,7% to 2,5%	-	-	3,408,932
Eurobonds	2012	2017	USD	4.6%	-	-	4,116,309
Eurobonds	2017	2018	USD	Zero Coupon to 2,4%	-	1,195,668	-
Eurobonds	2017	2019	USD	Libor 3M + 1,0%	194,243	165,677	-
Eurobonds	2018	2019	USD	Zero Coupon to 9%	855,035	-	-
Eurobonds	2018	2019	USD	Libor 3M + 0,95%	19,386	-	-
Eurobonds	2018	2019	USD	Libor 1M + 1,5%	197,055	-	-
Eurobonds	2018	2019	USD	3.5%	34,776	-	-
Eurobonds	2018	2019	USD	6,6% to 6,7%	1,211,361	-	-
Eurobonds	2018	2019	USD	9.0%	1,287,821	-	-
Eurobonds	2017	2024	USD	6,9% to 10,0%	639,275	541,487	-
Others					77,695	89,996	194,475
Total					4,516,647	1,992,828	7,721,646